Warrant Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Fair Value of Warrant

The fair value of stock option awards accounted for under ASC 718 was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Expected term (years)	2.88 to 3.25	2.50 to 3.00
Expected volatility	75.40% to 89.93%	100.81% to 110.74%
Risk-free interest rate	3.71% to 4.27%	2.90% to 3.47%
Dividend rate	0%	0%

Schedule of Warrant Liability

The Warrant liability at September 30, 2024 and December 31, 2023 was as follows:

	September 30, 2024	December 31, 2023
Trading and Overallotment Warrants	$431,250	$1,121,250
Note Warrants	11,765	30,588
Offering Warrants – February 2023	20,053	234,072
Offering Warrants – September 2023	216,911	1,036,875
Inducement Warrants – May 2024	347,123	-
Total Warrant Liability	$1,027,102	$2,422,785

The Warrant liability at December 31, 2023 and 2022 was as follows:

	2023	2022
Trading and Overallotment Warrants	$1,121,250	1,121,250
Note Warrants	30,588	30,588
Offering Warrants – February 2023	234,072	-
Offering Warrants – September 2023	1,036,875	-
Total Warrant Liability	$2,422,785	1,151,838

Schedule of Warrant Outstanding

The Warrants outstanding at September 30, 2024 and December 31, 2023 were as follows:

	September 30, 2024	December 31,2023

Trading, Overallotment and Underwriter Warrants	400,568	400,568
Note Warrants	10,695	10,695
Offering Warrants – February 2023	8,607	102,206
Offering Warrants – September 2023	95,078	397,727
Inducement Warrants – May 2024	260,799	-
Warrants issued for services arrangement	28,636	22,500
Total Warrants Outstanding	804,383	1,194,495

The Warrants outstanding at December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022

Trading and Overallotment Warrants	8,812,500	8,812,500
Note Warrants	235,294	235,294
Offering Warrants – February 2023	2,248,521	-
Offering Warrants – September 2023	8,750,003	-
Warrants issued for services arrangement	495,000	-
Total Warrants Outstanding	20,541,318	9,047,794

Schedule of Fair Value of Warrant

The fair value of stock option awards accounted for under ASC 718 was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions for the options granted during the nine months ended September 30, 2024 and 2023.

	September 30, 2024	September 30, 2023
Expected term (years)	2.66 to 3.06	2.88 to 3.25
Expected volatility	81.15 % to 83.04%	75.40% to 89.93%
Risk-free interest rate	4.71 % to 4.76%	3.71% to 4.27%
Dividend rate	0	0

Warrant [Member]
Schedule of Fair Value of Warrant
Year Ended December 31, 2023
Expected term (years)	4.10 to 5.50
Expected volatility	45.30% to 70.44%
Risk-free interest rate	3.53% to 4.54%
Dividend rate	0%

Schedule of Fair Value of Warrant

	September 30, 2024	September 30, 2023
Expected term (years)	3.37 to 5.99	4.36 to 5.5
Expected volatility	58.78% to 121.32%	45.31% to 59.93%
Risk-free interest rate	3.41% to 4.56%	3.53 to 4.54%
Dividend rate	0	0